Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of revenue from contract with customer and other income by nature

	2025	2024	2023*
Collaborative research funding	29,972	404,102	1,612,953
Fair value of services received at zero cost from Neurosterix Group	141,018	—	—
Other service income	1,870	5,940	4,235
Total	172,860	410,042	1,617,188

Schedule of revenue from contract with customer and other income by major counterparties

	2025	2024	2023*
Indivior PLC	29,972	404,102	1,612,953
Neurosterix Group	141,018	—	—
Other counterparties	1,870	5,940	4,235
Total	172,860	410,042	1,617,188

Schedule of geographical areas

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2025	2024
Switzerland	4,683,813	7,136,602
France	335	338
Total	4,684,148	7,136,940

The geographical analysis of operating costs is as follows:

	2025	2024	2023*
Switzerland	2,974,125	3,129,444	3,844,670
United States of America	8,942	31,276	11,117
France	4,391	4,555	4,368
Total operating costs (note 17)	2,987,458	3,165,275	3,860,155